Segment Information (Details 1) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)		Dec. 31, 2017 USD ($)
Segment revenues
External revenues	₪ 2,831	$ 817	₪ 2,841	[1]	₪ 2,808	[1]
Segment assets:
Non-current assets	46,311		63,297				$ 13,359
Canada [Member]
Segment revenues
External revenues	1,927		1,960		2,001
Segment assets:
Non-current assets	26,104		24,461
Central Eastern Europe [Member]
Segment revenues
External revenues	1,060		1,094		1,195
Segment assets:
Non-current assets	11,686		11,394
Northern And Western Europe [Member]
Segment revenues
External revenues	1,470		1,592		1,459
Segment assets:
Non-current assets	19,695		21,225
Reconciliations
Segment revenues
External revenues	(1,995)		(2,108)		265
Segment assets:
Non-current assets	(16,389)		1,264
Other [Member]
Segment revenues
External revenues	369		303		₪ (2,112)
Segment assets:
Non-current assets	₪ 5,215		₪ 4,953

[1]	Reclassified, refer to note 2ff.